Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 14,242	¥ 24,002	¥ 16,826
Post-modification outstanding recorded investment	11,471	19,776	13,804
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	8,761	9,279	12,041
Post-modification outstanding recorded investment	6,152	6,727	9,025
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	15	34	19
Post-modification outstanding recorded investment	6	23	17
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,385	1,677	1,899
Post-modification outstanding recorded investment	1,072	1,261	1,396
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,361	7,568	10,123
Post-modification outstanding recorded investment	5,074	5,443	7,612
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	5,481	14,723	4,785
Post-modification outstanding recorded investment	5,319	13,049	4,779
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		111
Post-modification outstanding recorded investment		111
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		38
Post-modification outstanding recorded investment		38
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	5,481	14,574	4,034
Post-modification outstanding recorded investment	¥ 5,319	¥ 12,900	¥ 4,028